Unaudited Condensed Consolidated Income Statement - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales	£ 13,219	£ 11,753
Excise duties	(3,799)	(3,796)
Net sales	9,420	7,957
Cost of sales	(3,624)	(2,955)
Gross profit	5,796	5,002
Marketing	(1,577)	(1,351)
Other operating items	(1,058)	(908)
Operating profit/(loss)	3,161	2,743
Non-operating items	16	(31)
Finance income	257	130
Finance charges	(549)	(310)
Share of after tax results of associates and joint ventures	172	190
Profit before taxation	3,057	2,722
Taxation	(650)	(634)
Profit for the period	2,407	2,088
Attributable to:
Equity shareholders of the parent company	2,295	1,965
Non-controlling interests	112	123
Profit for the period	£ 2,407	£ 2,088
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,274	2,331
Dilutive potential ordinary shares (in shares)	7	8
Weighted average number of shares (in shares)	2,281	2,339
Basic earnings per share (in GBP per share)	£ 1.009	£ 0.843
Diluted earnings per share (in GBP per share)	£ 1.006	£ 0.840